Corporate Actions	12 Months Ended
Dec. 31, 2021
Corporate Actions
Corporate Actions

3. Corporate Actions

On March 20, 2020, we effected a one-for-fifty (1-for-50) reverse stock split of our common stock. All share and per share amounts herein have been adjusted to reflect the reverse stock split.